Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	R$ 84,489,405	R$ 64,127,056
Undiscounted derivative financial instrument, liabilities	54,114	70,048
Financial liabilities member [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	54,114	70,048
Swap derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	1,209	5,463
Options (prizes received/paid) [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	8	0
Forward derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	49,073	64,539
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	3,824	46
Financial assets member [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	58,915	563
Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	286	0
Options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	11	0
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	4,043	528
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 54,575	R$ 35